Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash	$ 94,972,524	$ 36,230,343
Short-term investments	75,000,000	30,000,000
Interest receivable	564,584	575,499
Sales tax and other receivables	161,100	94,497
Income tax and tax credits receivable	1,034,808	977,901
Prepaid expenses	2,406,868	3,023,125
Total current assets	174,139,884	70,901,365
Non-current assets
Long-term investments		75,000,000
Long-term prepaid expenses	1,038,606	775,757
Property and equipment	8,186	33,084
Intangible assets	1,657,705	1,715,192
Total non-current assets	2,704,497	77,524,033
Total assets	176,844,381	148,425,398
Current liabilities
Accounts payable and accrued liabilities	12,412,420	6,718,666
Total liabilities	12,412,420	6,718,666
Equity
Common shares	306,556,943	230,659,692
Contributed surplus	7,613,658	2,659,348
Deficit	(149,738,640)	(91,612,308)
Total equity	164,431,961	141,706,732
Total equity and liabilities	$ 176,844,381	$ 148,425,398